Long-Term Receivables and Other Assets - Pension, Retirement Savings and Severance Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Pension, retirement savings and severance expenses	$ 1,690	$ 6,140	$ 6,009	$ 6,765